GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.81%
29,413	Akzo Nobel NV	$ 2,527,247
179,449	CF Industries Holdings Inc	18,494,014
6,258	DuPont de Nemours Inc	460,464
82,222	Eastman Chemical Co	9,213,797
394,609	Freeport-McMoRan Inc	19,627,852
65,335	International Flavors & Fragrances Inc	8,580,446
306,361	International Paper Co	14,138,560
58,521	PPG Industries Inc	7,670,347
20,104	RPM International Inc	1,637,270
6,954	Sherwin-Williams Co	1,735,857
		84,085,854
Communications — 3.94%
105,253	AT&T Inc	2,487,128
19,528	Charter Communications Inc Class A(a)	10,652,915
73,918	Cisco Systems Inc	4,121,668
471,747	Comcast Corp Class A	22,087,194
93,174	Fox Corp Class B	3,380,353
428,428	News Corp Class A	9,489,680
51,400	T-Mobile US Inc(a)	6,597,190
14,205	Verizon Communications Inc	723,603
67,341	Walt Disney Co(a)	9,236,491
		68,776,222
Consumer, Cyclical — 8.32%
209,633	Aramark	7,882,201
154,266	BJ's Wholesale Club Holdings Inc(a)	10,429,924
297,038	General Motors Co(a)	12,992,442
68,461	Hilton Worldwide Holdings Inc(a)	10,388,272
99,447	Kohl's Corp	6,012,566
145,570	Las Vegas Sands Corp(a)	5,658,306
259,152	Mattel Inc(a)	5,755,766
16,056	O'Reilly Automotive Inc(a)	10,997,718
42,988	PACCAR Inc	3,785,953
253,280	PulteGroup Inc	10,612,432
315,362	Southwest Airlines Co(a)	14,443,580
55,283	Target Corp	11,732,158
85,987	TJX Cos Inc	5,209,092
198,648	Walmart Inc	29,582,660
		145,483,070
Consumer, Non-Cyclical — 23.60%
247,640	AbbVie Inc	40,144,920
18,638	Altria Group Inc	973,836
79,420	Anthem Inc	39,012,692
290,591	AstraZeneca PLC Sponsored ADR	19,277,807
52,764	Becton Dickinson and Co	14,035,224
8,029	Biogen Inc(a)	1,690,907
74,346	Cardinal Health Inc	4,215,418
65,225	Centene Corp(a)	5,491,293
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
37,398	Cigna Corp	$ 8,960,935
77,304	Coca-Cola Co	4,792,848
328,616	Conagra Brands Inc	11,031,639
226,166	Corteva Inc	13,000,022
112,587	CVS Health Corp	11,394,930
27,929	Danaher Corp	8,192,414
16,942	Gilead Sciences Inc	1,007,202
44,066	GlaxoSmithKline PLC	953,335
154,938	Johnson & Johnson	27,459,662
274,153	Keurig Dr Pepper Inc	10,390,399
95,644	Kimberly-Clark Corp	11,779,515
61,741	McKesson Corp	18,900,772
103,826	Medtronic PLC	11,519,495
251,906	Merck & Co Inc	20,668,887
10,157	Mondelez International Inc Class A	637,656
124,207	Nielsen Holdings PLC	3,383,399
327	Organon & Co	11,422
57,443	PepsiCo Inc	9,614,809
188,394	Pfizer Inc	9,753,157
104,301	Philip Morris International Inc	9,798,036
81,779	Procter & Gamble Co	12,495,831
27,949	Regeneron Pharmaceuticals Inc(a)	19,520,141
128,637	Sanofi	13,151,872
58,296	Sanofi ADR	2,992,917
25,309	Thermo Fisher Scientific Inc	14,948,761
136,158	Tyson Foods Inc Class A	12,203,842
24,686	United Rentals Inc(a)	8,768,714
8,300	UnitedHealth Group Inc	4,232,751
46,645	Zimmer Biomet Holdings Inc	5,965,895
4,664	Zimvie Inc(a)	106,526
		412,479,881
Energy — 7.38%
11,026	Chevron Corp	1,795,364
214,833	ConocoPhillips	21,483,300
16,700	Enbridge Inc	769,703
236,426	Enterprise Products Partners LP	6,102,155
106,874	EOG Resources Inc	12,742,587
250,826	Exxon Mobil Corp	20,715,719
35,779	Hess Corp	3,829,784
55,363	Occidental Petroleum Corp	3,141,297
496,818	Shell PLC	13,613,876
5,319	Targa Resources Corp	401,425
174,624	TC Energy Corp(b)	9,849,009
297,949	TotalEnergies SE	15,076,167
87,283	TotalEnergies SE Sponsored ADR(b)	4,411,283
148,495	Valero Energy Corp	15,078,182
		129,009,851
Financial — 23.03%
533,053	American International Group Inc	33,459,737
29,895	American Tower Corp REIT	7,510,222

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
115,500	Apollo Global Management Inc	$ 7,159,845
204,928	Assured Guaranty Ltd	13,045,716
249,921	AXA SA	7,316,309
816,999	Bank of America Corp	33,676,699
15,542	Bank of New York Mellon Corp	771,349
77,359	Boston Properties Inc REIT	9,963,839
48,334	Capital One Financial Corp	6,345,771
58,115	Charles Schwab Corp	4,899,676
74,994	Chubb Ltd	16,041,217
423,024	Citigroup Inc	22,589,482
325,568	Equitable Holdings Inc	10,063,307
145,766	Equity Residential REIT	13,107,279
239,090	Fifth Third Bancorp	10,290,434
28,200	Franklin Resources Inc	787,344
223,237	Gaming and Leisure Properties Inc REIT	10,476,512
74,277	Goldman Sachs Group Inc	24,518,838
56,164	Hartford Financial Services Group Inc	4,033,137
656,326	Huntington Bancshares Inc	9,595,486
210,169	JPMorgan Chase & Co	28,650,238
197,096	KeyCorp	4,411,008
226,823	Loews Corp	14,702,667
7,587	Marsh & McLennan Cos Inc	1,292,976
225,996	MetLife Inc	15,882,999
74,366	Morgan Stanley	6,499,588
79,178	PNC Financial Services Group Inc	14,604,382
5,814	Raymond James Financial Inc	639,017
168,152	Rayonier Inc REIT	6,914,410
186,589	State Street Corp	16,255,634
21,100	Vornado Realty Trust REIT	956,252
595,294	Wells Fargo & Co	28,847,947
33,812	Welltower Inc REIT	3,250,686
365,826	Weyerhaeuser Co REIT	13,864,805
		402,424,808
Industrial — 10.49%
9,943	3M Co	1,480,314
37,590	Boeing Co(a)	7,198,485
203,822	CRH PLC	8,129,516
60,780	Eaton Corp PLC	9,223,973
23,819	Flowserve Corp	855,102
253,565	General Electric Co	23,201,198
58,147	Honeywell International Inc	11,314,243
175,480	Johnson Controls International PLC	11,506,224
58,948	L3Harris Technologies Inc	14,646,809
50,673	Northrop Grumman Corp	22,661,979
166,269	Raytheon Technologies Corp	16,472,270
41,005	Siemens AG	5,677,883
123,403	Stericycle Inc(a)	7,270,905
18,756	TE Connectivity Ltd	2,456,661
52,244	Union Pacific Corp	14,273,583
Shares		Fair Value
Industrial — (continued)
103,074	United Parcel Service Inc Class B	$ 22,105,250
194,860	Vontier Corp	4,947,495
		183,421,890
Technology — 7.86%
56,535	Applied Materials Inc	7,451,313
62,327	Citrix Systems Inc	6,288,794
91,036	Fidelity National Information Services Inc	9,141,835
47,645	Fiserv Inc(a)	4,831,203
139,287	Microsoft Corp	42,943,575
39,792	NXP Semiconductors NV	7,364,704
115,389	Oracle Corp	9,546,132
225,619	QUALCOMM Inc	34,479,096
83,542	Texas Instruments Inc	15,328,286
		137,374,938
Utilities — 6.86%
123,794	Ameren Corp	11,606,925
110,121	American Electric Power Co Inc	10,986,772
85,954	Constellation Energy Corp	4,834,912
112,666	Dominion Energy Inc	9,573,230
257,863	Exelon Corp	12,282,015
51,418	NextEra Energy Inc	4,355,619
327,750	NiSource Inc	10,422,450
320,959	NRG Energy Inc	12,311,987
105,305	Sempra Energy	17,703,877
300,872	Southern Co	21,816,229
55,000	Xcel Energy Inc	3,969,350
		119,863,366
TOTAL COMMON STOCK — 96.29% (Cost $1,228,889,735)		$1,682,919,880
CONVERTIBLE PREFERRED STOCK
Communications — 0.38%
5,936	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	6,618,640
Consumer, Non-Cyclical — 0.50%
57,059	Becton Dickinson and Co 6.00%(b)	3,031,545
3,645	Danaher Corp 5.00%(b)	5,724,472
		8,756,017

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Utilities — 0.50%
47,619	NextEra Energy Inc 5.28%	$ 2,492,855
22,760	NiSource Inc 7.75%	2,725,282
65,495	Southern Co 6.75%	3,583,231
		8,801,368
TOTAL CONVERTIBLE PREFERRED STOCK — 1.38% (Cost $20,316,916)		$24,176,025
PREFERRED STOCK
Consumer, Cyclical — 0.43%
43,969	Volkswagen AG	7,556,172
TOTAL PREFERRED STOCK — 0.43% (Cost $8,193,818)		$7,556,172
WARRANTS
Energy — 0.01%
3,155	Occidental Petroleum Corp(a)	109,605
TOTAL WARRANTS — 0.01% (Cost $0)		$109,605
GOVERNMENT MONEY MARKET MUTUAL FUNDS
706,000	BlackRock FedFund Institutional Class(d), 0.23%(e)	706,000
1,284,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 0.30%(e)	1,284,000
1,284,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.25%(e)	1,284,000
1,284,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.25%(e)	1,284,000
652,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.25%(e)	652,000
465,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(d), 0.23%(e)	465,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.33% (Cost $5,675,000)		$5,675,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.66%
$4,089,833	Undivided interest of 3.79% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $4,089,833 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(d)	$ 4,089,833
4,089,833	Undivided interest of 3.79% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $4,089,833 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(d)	4,089,833
3,366,511	Undivided interest of 7.93% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $3,366,511 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(d)	3,366,511
TOTAL SHORT TERM INVESTMENTS — 0.66% (Cost $11,546,177)		$11,546,177
TOTAL INVESTMENTS — 99.10% (Cost $1,274,621,646)		$1,731,982,859
OTHER ASSETS & LIABILITIES, NET — 0.90%		$15,786,086
TOTAL NET ASSETS — 100.00%		$1,747,768,945

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2022.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At March 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	3,404,361	GBP	2,586,200	June 15, 2022	$8,207
CIT	USD	2,679,821	EUR	2,407,300	June 15, 2022	7,950
CIT	USD	12,672,122	GBP	9,471,700	June 15, 2022	234,047
GS	USD	2,959,386	GBP	2,211,600	June 15, 2022	55,151
HSB	USD	10,493,494	EUR	9,427,600	June 15, 2022	29,766
MS	USD	1,877,641	EUR	1,687,100	June 15, 2022	5,123
SSB	USD	4,987,752	EUR	4,490,700	June 15, 2022	3,508
SSB	USD	6,223,626	GBP	4,651,300	June 15, 2022	115,618
UBS	USD	3,690,982	EUR	3,321,200	June 15, 2022	4,770
					Net Appreciation	$464,140
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
UBS	UBS AG
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,616,473,675	$66,446,205	$—	$1,682,919,880
Convertible Preferred Stock	9,650,185	14,525,840	—	24,176,025
Preferred Stock	—	7,556,172	—	7,556,172
Warrants	—	109,605	—	109,605
Government Money Market Mutual Funds	5,675,000	—	—	5,675,000
Short Term Investments	—	11,546,177	—	11,546,177
Total investments, at fair value:	1,631,798,860	100,183,999	0	1,731,982,859
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	464,140	—	464,140
Total Assets	$1,631,798,860	$100,648,139	$0	$1,732,446,999
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

March 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $55,121,139 in forward contracts for the reporting period.

March 31, 2022